Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses
	2024	2023	2022
	USD	USD	USD

Marketing and branding expenses	16,934,781	5,983,651	9,133,617
Advertising expenses	2,333,394	2,386,088	2,435,769
	19,268,175	8,369,739	11,569,386